Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries and their VIEs. All intercompany transactions and balances are eliminated in consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Company evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Company is the primary beneficiary of such VIE. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE. The Company has determined that Puhui Beijing is a VIE subject to consolidation and Puhui Cayman is the primary beneficiary.

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, “Amendments to the Consolidation Analysis”. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships.

Under ASU 2015-02, the service fees the Company earns, including carried interest earned in the capacity of general partner or fund manager, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests.

The Company evaluates its variable interest in each of the limited partnerships upon establishment, and re-evaluates its variable interest in these limited partnerships after funds are received from new limited partners and the investment funds are officially formed in accordance with the rules and regulations in China.

To evaluate whether the investment funds in the legal form of limited partnerships the Company managed as general partner are VIEs or not, the Company firstly assessed whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it’s assessed to be a VIE, the Company further assesses whether there is any interest that may constitute a variable interest.

In September 2019, the Company set up an investment fund named Xinyu Yuanyuan Investment Center (Limited Partnership) (“Xinyu Yuanyuan”) with planned initial capital of RMB 30,000,000 (approximately $4.3 million) where Qingdao Puhui is a general partner. As the general partner of this fund, the Company has the authority to make investment decisions mainly to develop, manage and market financial products for Xinyu Yuanyuan. As of June 30, 2020, Qingdao Puhui owns 0.07% interest of this fund, as such the Company is not deemed a primary beneficiary of Xinyu Yuanyuan as the general partner is not obligated to absorb its losses or receive benefits that could potentially be significant to the entity. Therefore, Xinyu Yuanyuan is not consolidated but accounted for in accordance with ASC Topic 321.

Liquidity

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. As of June 30, 2021, the Company’s working capital deficit was approximately $0.5 million and the Company had cash of approximately $0.6 million. Although the Company had a net loss of approximately $5.1 million, its operating cash outflow was approximately $1.7 million.

Management believes that the Company will require a cash minimum of approximately $1.5 million over the next twelve months to operate at the Company’s current level, either from revenues or funding. Based on the Company’s current revenue and expense projections, the Company believes it is able to generate at least the same amount of revenue in the coming year compared to current year as the Company and China recover from the impact of the pandemic. If the Company’s revenue does not achieve its expected level, the Company will also implement cost saving measures to reduce operating cash outflow.

On August 18, 2021, the Company entered into a securities purchase agreement with an institutional investor pursuant to which the Company issued to the investor Convertible Debenture in the principal amount of $2,750,000 with an original issue discount of 10%. The Company received approximately $2.2 million in net proceeds upon the closing of the issuance on August 24, 2021. As of October 26, 2021, 1,150,463 shares were issued for a partial conversion of $1,894,206 principal amount of the Convertible Debenture with an average conversion price of approximately $1.65.

The Company believes with its projected cash flows and current working capital, management is of the opinion that it has sufficient funds to meet its working capital requirements. If the Company is unable to realize its current assets within the normal operating cycle of a twelve month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from PRC banks and other financial institutions;

●	financial support and credit guarantee commitments from the Company’s related parties.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and current liabilities as they become due one year from the date of this report.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts, the useful lives of property and equipment, recoverability of long-lived assets, provision for income taxes, and valuation allowance of deferred tax assets. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $289,443 and ($83,012) as of June 30, 2021 and June 30, 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity at June 30, 2021 and June 30, 2020 were translated at RMB 6.46 and RMB 7.08 to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rates. The average translation rates applied to statement of income accounts for the years ended June 30, 2021 and 2020 were RMB 6.63 and RMB 7.02, respectively. For the Company’s Hong Kong subsidiary, the balance sheet amounts with the exception of shareholders’ equity of that entity were translated at 7.77 and 7.75 HKD to $1.00, respectively for the year ended June 30, 2021 and 2020. The average translation rate applied to statement of income accounts for June 30, 2021 and 2020 were translated at 7.76 and 7.77 HKD to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Revenue recognition

On July 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption.

Under the guidance of ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligation. Revenues are recorded, net of sales related taxes and surcharges.

Transaction Price Allocation

At times, the Company enters into contracts that provides wealth management advisory, recurring services and other services to funds that it serves as general partner/co-general partner or fund manager.

Each of the wealth management service, recurring service, and other service represent a separate performance obligation. The Company allocate the total consideration among various performance obligations at inception of contracts based on their relative stand-alone selling price (“SSP”). The Company has observable SSP for its wealth management marketing services and other services for certain products as it provides such services separately to other similar customers. The Company has not sold its recurring services separately. The Company adopts either the adjusted market assessment approach or the residual approach when the SSP is not directly observable and is either highly variable or uncertain. Revenue for the respective performance obligation is recognized in the same manner as described above.

One-time commissions

The Company enters into financial advisory service agreements with product providers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a financial product, the Company earns a one-time commission from product providers, calculated as a percentage of the value of the financial products purchased by its clients. The Company defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Company’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of financial product or loan issuance. Revenue is recorded upon the establishment of the financial product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies.

Subscription fees

A one-time subscription fee is charged on funds that the Company manages as stipulated in the fund agreement for fund formation services the Company provides and for distribution of products. These subscription fees are computed as a percentage of the investment received in the funds and recognized upon the establishment of the funds.

Recurring service fees

Recurring service fee arises from on-going services provided to product providers after the distribution of financial product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of either the contribution received or daily asset value of investments in the financial products purchased by the Company’s clients, calculated from the establishment date of the financial product. As the Company provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring management fees

Recurring management fee arises from the fund management services provided to funds the Company manages. Management fees are computed as a percentage of the investment received in a fund per annum or a percentage of daily asset value and are recognized as earned over the specified contract period. Management fee received in advance of the specified contract period are recorded as deferred revenues. Management fees received in advance of the specified contract period are recorded as deferred revenues.

Performance-based income

In a typical arrangement in which the Company serves as fund manager or general partner, the Company is entitled to a performance-based fee or carried interest based on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically calculated and distributed at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions. The Company does not record any performance-based income until the end of the contract term. There was no performance based income received for the years ended June 30, 2020 and 2019.

Other service fees

Other service fees refer to revenue generated from consulting services provided to companies. Service fees are negotiated case by case and depends on the service the company provided.

Sales taxes: One-time commissions, recurring service fees, recurring management fees, and other service fees that are earned and received in the PRC are subject to a Chinese value-added tax (“VAT”) at a rate of 3% to 6% of the gross proceeds or at a rate approved by the Chinese local government. One-time commissions, recurring service fees, recurring management fees, and other service fees that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 7% of the VAT.

Cash

Cash consists of demand deposits placed with banks which are unrestricted as to withdrawal and use.

Accounts receivables (including related parties)

Accounts receivables represented accounts due from the Company’s product providers. An allowance for doubtful accounts may be established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was required as of June 30, 2021 and 2020.

Investments

The Company records investments in equity securities at their fair value. Whereas readily determinable fair value is not available, the Company measures the investment by using the investment cost minus any impairment, if necessary plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Gains or losses are realized when such investments are sold.

The Company reviews its investments, for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Company’s intent and ability to hold the investment to determine whether another-than-temporary impairment has occurred.

If the investment’s fair value is less than the cost of an investment and the Company determines the impairment to be other-than-temporary, the Company recognizes an impairment loss based on the fair value of the investment. The Company recorded no impairment loss for both the years ended June 30, 2021 and 2020, respectively.

Investment in affiliates

Affiliated companies are entities over which the Company has significant influence but does not have control. The Company accounts for equity investments in affiliates using the equity method. Under this method, the Company’s share of profits or losses of affiliated companies is recognized in the statements of operations. The Company generally considers an ownership interest of 20% or higher to represent significant influence.

The Company also considers whether it has control over or significant influence in the funds that it serves as general partner or fund manager, and the Company also hold equity interest in those funds to the extent the risk and return is deemed acceptable.

Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence. These funds are not consolidated by the Company based on the facts that the Company is not the primary beneficiary of these funds, or substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of these funds to dissolve (liquidate) the funds or remove the Company as the general partner of the funds without cause. The equity method of accounting is accordingly used for investments by the Company in these funds.

Other receivables

Other receivables include non-trade related advances, such as employee advances, rental and other deposits. An allowance for doubtful accounts is established and recorded based on managements’ assessment of potential losses based on the credit history and relationships with the parties. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was required as of June 30, 2021 and 2020.

Other receivable – related party

Other receivable – related party represent demand loans to Beijing Sipaike Customer Management Consulting Co., Ltd., with 0.5% interest per month. Management regularly reviews changes in payment trends and records allowance when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2021, no allowance was deemed necessary.

Prepaid expenses

Prepaid expenses represented advance payments made to its vendors for certain services such as, insurance, consulting, communication, rent, and property management fee.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value. The estimated useful lives are as follows:

Useful Life
Office equipment and furnishing	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible Assets, net

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Software	5 years
Securities licenses	10 years

Securities licenses are Type 1 (Dealing in Securities), Type 2 (Dealing in Futures) and Type 9 (Asset Management) licenses issued by the Stock Exchange of Hong Kong Ltd and the Securities and Futures Commission of Hong Kong. These licenses enables the Company’s subsidiary Granville to trade and deal with securities, futures and manage assets on behalf of customers in Hong Kong.

Business Combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values. The excess of the purchase price over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Transaction costs associated with business combinations are expensed as incurred, and are included in general and administrative expenses in the Company’s consolidated statements of operations. The results of operations of the acquired business are included in the Company’s operating results from the date of acquisition.

Goodwill

Goodwill represents the excess of the consideration paid over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the option to assess qualitative factors to determine whether it is necessary to perform further impairment testing in accordance with ASC 350-20, as amended by ASU 2017-04. If the Company believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, then the impairment test described below is required. The Company compares the fair values of each reporting unit to its carrying amount, including good will. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, impairment is recognized for the difference, limited to the amount of goodwill recognized for the reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2021 and 2020, no impairment of long-lived assets was recognized.

Noncontrolling Interests

As of June 30, 2021, noncontrolling interest consists of an aggregate of 9.7923% of the equity interests of Puhui Beijing and subsidiaries held by Beijing Synergetic, 30% interest of Beijing Jiahe. In May 2021, the non controlling interest of Beijing Haidai gave up 53% interest resulting in Beijing Haidai becoming 100% owned subsidiary of Puhui Beijing. The Company also disposed of Beijing Ruchang, Beijing Shangying and Shanghai Shenshi resulting in decrease of non-controlling interest of approximately $690,000. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interest consist of the following:

	June 30,	June 30,
	2021	2020

Beijing Synergetic	$(224,928)	$17,116
Beijing Ruchang	-	(271,390)
Beijing Jiahe	(406,399)	(277,245)
Shanghai Shengshi	-	(275,855)
Beijing Shanying	-	(160,643)
Beijing Haidai	-	(323,893)
Total noncontrolling interest	$(631,327)	$(1,291,912)

Leases

Effective July 1, 2019, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On July 1, 2019, the Company recognized approximately $2.1 million of right of use (“ROU”) assets and approximately $2.1 million of operating lease liabilities and approximately $0.1 million financing lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.73%.

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

Operating lease ROU assets and lease liabilities are recognized at the adoption date of July 1, 2019 or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets is for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2021. The Company income tax return filed for December 31, 2019 is subject to examination by Chinese tax authority.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements. The Company considers the carrying amount of cash, accounts receivable, other receivables, short term held-to maturity investments, other payable and accrued liabilities, based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing income (loss) available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. As of June 30, 2021 there was no diluted shares.

Defined contribution plan

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $329,991, $429,354 and $730,454 for the years ended June 30, 2021, 2020 and 2019, respectively.

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities.  The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after July 1, 2023, including interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. Early adoption of the amendments is permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company believes the adoption ASU 2018-13 will not have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topics 321, 323 and 815. The new standard addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for the Company for annual and interim periods beginning after July 1, 2022, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. The Company believes the adoption of the new standard will not have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021 and the Company plans to adopt the standard on July 1, 2021. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company believes the adoption of the new standard will not have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities and the Company plans to adopt the standard on July 1, 2021. The Company believes the adoption of the new standard will not have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.